Equity-accounted investee (Tables)	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [Abstract]
Equity method investment summarized financial information balance sheet explanatory

The following tables summarize the financial information of JV Inkai (100%):

	2019	2018

Cash and cash equivalents	$16,699	$41,717
Other current assets	139,324	160,784
Non-current assets	398,721	407,816
Current liabilities	(71,162)	(151,728)
Non-current liabilities	(41,508)	(41,746)

Net assets	$442,074	$416,843

Equity method investment summarized financial information income statement explanatory

	2019	2018

Revenue from products and services	$261,860	$203,359
Cost of products and services sold	(64,199)	(52,172)
Depreciation and amortization	(27,740)	(27,504)
Finance income	651	160
Finance costs	(2,939)	(6,251)
Other expense	(23,767)	(30,419)
Income tax expense	(30,999)	(20,860)

Net earnings	112,867	66,313

Other comprehensive loss	(1,773)	-

Total comprehensive income	$111,094	$66,313

Reconciliation of summarized financial information to carrying amount

The following table reconciles the summarized financial information to the carrying amount of Cameco’s interest in JV Inkai:

	2019	2018

Opening net assets	$416,843	$374,650
Total comprehensive income(a)	111,094	66,313
Dividends declared	(66,369)	-
Impact of foreign exchange	(19,494)	(24,120)

Closing net assets	442,074	416,843

Cameco's share of net assets	176,830	166,737
Consolidating adjustments(b)	(30,633)	(33,978)
Fair value increment(c)	91,697	94,633
Dividends declared but not received	13,859	-
Impact of foreign exchange	928	3,110

Carrying amount in the statement of financial position at December 31, 2019	$252,681	$230,502

(a) Cameco’s share of earnings from equity-accounted investee as reported on the statement of earnings will not equal its share of JV Inkai’s other comprehensive income when Cameco receives dividends from JV Inkai that are not in proportion to its 40% ownership interest.

(b) In addition to its proportionate share of earnings from JV Inkai, Cameco records certain consolidating adjustments to eliminate unrealized profit and amortize historical differences in accounting policies. This amount is amortized to earnings over units of production.

(c) Following the restructuring, in addition to the adjustments noted in (b), Cameco also amortizes the fair values assigned to assets and liabilities at the time of the restructuring over units of production.